New Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

Appalachian Power Co [Member]
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

Indiana Michigan Power Co [Member]
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

Ohio Power Co [Member]
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

Public Service Co Of Oklahoma [Member]
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1

Southwestern Electric Power Co [Member]
Schedule of New Accounting Pronouncements

Company	December 31, 2014
(in millions)
AEP	$88.5
APCo	21.6
I&M	7.8
OPCo	10.3
PSO	4.3
SWEPCo	8.1